Fees Summary	Dec. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,755,228
Previously Paid Amount	0
Total Fee Amount	5,780.33
Total Offset Amount	0
Net Fee	$ 5,780.33